As filed with the Securities and Exchange Commission on November 30, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2009 - September 30, 2009

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of September 30, 2009 are attached.

Transamerica Premier Balanced Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bond
3.50%, 02/15/2039	$1,120	$1,015
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	648	621
2.50%, 01/15/2029	1,354	1,454
Total U.S. Government Obligations (cost $2,842)		3,090

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
Fannie Mae
5.00%, 04/25/2034	2,725	2,854
5.50%, 04/01/2037- 11/01/2038	4,186	4,385
5.79%, 12/01/2036 *	714	753
Freddie Mac
5.00%, 02/01/2024- 07/01/2035	6,193	6,466
6.00%, 12/01/2037	3,161	3,400
Ginnie Mae
4.50%, 02/20/2037 *	1,720	1,758
Total U.S. Government Agency Obligations (cost $18,969)		19,616

MORTGAGE-BACKED SECURITIES - 5.2%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037-144A	1,815	1,798
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.92%, 07/26/2035-144A * Ə	840	800
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037-144A	493	469
Series 2009-RR6, Class 2A1
5.62%, 08/26/2035-144A	554	531
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036-144A	1,778	1,778
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.56%, 12/26/2037-144A	560	510
Series 2009-R7, Class 10A3
6.00%, 12/26/2036-144A	506	480
Series 2009-R7, Class 12A1
5.50%, 08/26/2036-144A	574	542
Series 2009-R7, Class 1A1
5.61%, 02/26/2036-144A	832	782
Series 2009-R7, Class 4A1
3.74%, 09/26/2034-144A *	830	777
Series 2009-R9, Class 1A1
5.84%, 08/26/2046-144A	583	554
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.83%, 01/27/2047-144A	528	503
Small Business Administration CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036-144A	1,770	1,761
WaMu Mortgage Pass Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,160	1,163
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	906	883
Series 2003-L, Class 1A2
4.56%, 11/25/2033 *	842	828
Total Mortgage-Backed Securities (cost $13,887)		14,159

CORPORATE DEBT SECURITIES - 24.7%
Airlines - 0.6%
Continental Airlines, Inc.
7.49%, 10/02/2010	638	625
9.00%, 07/08/2016	360	380
Delta Air Lines, Inc.
7.57%, 11/18/2010	585	579
Building Products - 0.4%
Holcim Capital Corp., Ltd.
6.88%, 09/29/2039 -144A	483	498
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 -144A	525	523
Capital Markets - 1.8%
Goldman Sachs Group, Inc.
0.74%, 03/22/2016 *	1,230	1,160
Macquarie Group, Ltd.
7.63%, 08/13/2019 -144A	1,185	1,272
Raymond James Financial, Inc.
8.60%, 08/15/2019	1,125	1,242
State Street Capital Trust IV Capital Securities
1.30%, 06/01/2077 *	1,810	1,167
Chemicals - 1.4%
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/2019 -144A	510	616
Cytec Industries, Inc.
8.95%, 07/01/2017	510	564
Dow Chemical Co.
8.55%, 05/15/2019	1,160	1,305
Nalco Co.
8.25%, 05/15/2017 -144A	525	551
Yara International ASA
7.88%, 06/11/2019 -144A	560	629
Commercial Banks - 1.8%
Barclays Bank PLC
10.18%, 06/12/2021 -144A	1,072	1,409
National City Bank
0.65%, 12/15/2016 *	1,408	1,174
Wachovia Corp.
0.83%, 10/28/2015 *	1,445	1,298
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A ■	1,257	1,131
Commercial Services & Supplies - 0.6%
Allied Waste North America, Inc.
6.50%, 11/15/2010	1,000	1,033
Aramark Corp.
8.50%, 02/01/2015	600	605
Consumer Finance - 0.4%
Discover Financial Services
0.83%, 06/11/2010 *	1,173	1,147
Containers & Packaging - 0.4%
Rexam PLC
6.75%, 06/01/2013 -144A	980	1,051

The notes are an integral part of this report.

Transamerica Premier Funds	September 30, 2009 Form NQ

	Principal	Value
Diversified Financial Services - 2.2%
Bank of America Corp.
0.58%, 06/15/2016 *	$2,215	$1,891
General Electric Capital Corp.
6.00%, 08/07/2019	735	746
Glencore Funding LLC
6.00%, 04/15/2014 -144A	706	677
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A	1,130	1,129
Nissan Motor Acceptance Corp.
5.63%, 03/14/2011 -144A	1,105	1,111
Pemex Finance, Ltd.
9.03%, 02/15/2011	324	338
Electronic Equipment & Instruments - 0.4%
Tyco Electronics Group SA
6.00%, 10/01/2012	1,125	1,190
Energy Equipment & Services - 0.6%
DCP Midstream LLC
9.75%, 03/15/2019 -144A	628	750
Weatherford International, Ltd.
7.00%, 03/15/2038	830	895
Food & Staples Retailing - 0.2%
Ingles Markets, Inc.
8.88%, 05/15/2017	550	564
Food Products - 0.7%
Lorillard, Inc.
8.13%, 06/23/2019	485	550
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	688	707
Michael Foods, Inc.
8.00%, 11/15/2013	500	508
Gas Utilities - 0.3%
EQT Corp.
8.13%, 06/01/2019	770	879
Health Care Equipment & Supplies - 0.4%
Carefusion Corp.
6.38%, 08/01/2019 -144A	910	987
Hotels, Restaurants & Leisure - 1.1%
International Game Technology
7.50%, 06/15/2019	1,040	1,153
Marriott International, Inc.
5.63%, 02/15/2013	1,110	1,132
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	715	731
Household Durables - 0.4%
Whirlpool Corp.
8.00%, 05/01/2012	1,040	1,122
Insurance - 0.5%
American Financial Group, Inc.
9.88%, 06/15/2019	545	599
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ■ Ž	1,220	734
Leisure Equipment & Products - 0.4%
Hasbro, Inc.
6.30%, 09/15/2017	1,153	1,207
Machinery - 0.4%
Kennametal, Inc.
7.20%, 06/15/2012	905	954
Media - 0.2%
Discovery Communications LLC
5.63%, 08/15/2019	570	584
Metals & Mining - 1.0%
ArcelorMittal
5.38%, 06/01/2013	1,000	1,022
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	975	1,198
Xstrata Canada Corp.
7.35%, 06/05/2012	540	579
Multiline Retail - 0.4%
Best Buy Co., Inc.
6.75%, 07/15/2013	1,025	1,098
Multi-Utilities - 0.8%
Black Hills Corp.
9.00%, 05/15/2014	550	623
Sempra Energy
9.80%, 02/15/2019	1,125	1,441
Oil, Gas & Consumable Fuels - 2.1%
Enbridge Energy Partners, LP
9.88%, 03/01/2019	800	994
GAZ Capital SA
8.13%, 07/31/2014 -144A Λ	830	888
PetroHawk Energy Corp.
9.13%, 07/15/2013	500	514
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 -144A Λ	554	627
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 -144A	1,206	1,352
Teppco Partners, LP
7.00%, 06/01/2067 ■	500	427
Valero Logistics Operations, LP
6.88%, 07/15/2012	850	903
Paper & Forest Products - 0.4%
Weyerhaeuser Co.
6.75%, 03/15/2012	1,085	1,130
Real Estate Investment Trusts - 3.3%
Dexus Finance Pty Ltd.
7.13%, 10/15/2014 -144A	705	702
Duke Realty, LP
7.38%, 02/15/2015	970	1,000
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	2,040	2,136
Host Hotels & Resorts, LP
7.00%, 08/15/2012	555	560
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	1,646	1,393
Simon Property Group, Inc.
10.35%, 04/01/2019	1,000	1,244
Tanger Factory Outlet Centers
6.15%, 11/15/2015	645	611
WEA Finance LLC / WT Finance Aust Pty, Ltd.
6.75%, 09/02/2019 -144A	1,150	1,163
Real Estate Management & Development - 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	600	575
6.30%, 06/01/2013	537	529
Road & Rail - 0.5%
Erac USA Finance Co.
8.00%, 01/15/2011 -144A	1,090	1,142
Hertz Corp.
8.88%, 01/01/2014	470	475

The notes are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Specialty Retail - 0.4%
Staples, Inc.
9.75%, 01/15/2014	$905	$1,087
Wireless Telecommunication Services - 0.2%
Centennial Communications Corp.
6.35%, 01/01/2013 *	500	488
Total Corporate Debt Securities (cost $62,655)		66,998

	Shares
COMMON STOCKS - 60.6%
Air Freight & Logistics - 2.5%
CH Robinson Worldwide, Inc.	72,000	4,158
Expeditors International of Washington, Inc.	75,000	2,636
Auto Components - 3.6%
BorgWarner, Inc.	162,000	4,902
Johnson Controls, Inc.	192,000	4,908
Biotechnology - 1.0%
Gilead Sciences, Inc. ‡	58,000	2,702
Capital Markets - 3.8%
Charles Schwab Corp.	284,000	5,439
T. Rowe Price Group, Inc.	103,000	4,707
Chemicals - 2.6%
Praxair, Inc.	34,000	2,777
Sigma-Aldrich Corp.	76,000	4,103
Commercial Banks - 1.5%
BB&T Corp.	100,000	2,724
Marshall & Ilsley Corp.	160,000	1,291
Communications Equipment - 1.5%
Qualcomm, Inc.	89,000	4,003
Computers & Peripherals - 5.4%
Apple, Inc. ‡	52,000	9,639
International Business Machines Corp.	45,000	5,382
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. ‡	84,000	3,860
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	126,000	5,521
Electrical Equipment - 1.0%
Emerson Electric Co.	68,000	2,725
Electronic Equipment & Instruments - 1.0%
Tyco Electronics, Ltd.	118,000	2,629
Energy Equipment & Services - 1.7%
Core Laboratories NV	17,875	1,843
Schlumberger, Ltd.	45,000	2,682
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	65,000	3,191
Health Care Equipment & Supplies - 2.5%
Becton Dickinson & Co.	48,000	3,348
Covidien PLC	44,000	1,903
Varian Medical Systems, Inc. ‡	35,000	1,475
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. ‡	92,000	8,589
Internet Software & Services - 3.0%
Google, Inc. -Class A ‡	16,500	8,182
IT Services - 1.9%
Automatic Data Processing, Inc.	133,000	5,227
Machinery - 6.0%
Caterpillar, Inc.	90,000	4,620
Kennametal, Inc.	223,000	5,488
PACCAR, Inc.	159,000	5,996
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	22,500	1,411
EOG Resources, Inc.	33,000	2,756
Paper & Forest Products - 2.1%
Weyerhaeuser Co.	157,000	5,754
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	52,000	4,151
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	280,000	5,480
Software - 5.0%
Adobe Systems, Inc. ‡	82,000	2,709
Microsoft Corp.	210,000	5,436
Oracle Corp.	256,000	5,335
Trading Companies & Distributors - 1.7%
WW Grainger, Inc.	52,000	4,647
Total Common Stocks (cost $149,866)		164,329

Principal
REPURCHASE AGREEMENT - 0.9%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $2,473 on 10/01/2009. Collateralized by U.S. Government Obligations, 2.84% - 3.65%, due 04/01/2034, and with a total value of $2,524.	$2,473	2,473
Total Repurchase Agreement (cost $2,473)

	Shares
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	854,720	855
Total Securities Lending Collateral (cost $855)

Total Investment Securities (cost $251,547) #		271,520
Other Assets and Liabilities - Net		(132)

Net Assets		$271,388

The notes are an integral part of this report.

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Directors.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $836.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $251,547. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,906 and $9,933, respectively. Net unrealized appreciation for tax purposes is $19,973.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $32,327, or 11.91%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$18,399	$—	$—	$18,399
Equities - Consumer Staples	3,191	—	—	3,191
Equities - Energy	8,692	—	—	8,692
Equities - Financials	19,682	—	—	19,682
Equities - Health Care	9,428	—	—	9,428
Equities - Industrials	38,281	—	—	38,281
Equities - Information Technology	54,022	—	—	54,022
Equities - Materials	12,634	—	—	12,634
Fixed Income - Consumer Discretionary	—	6,522	—	6,522
Fixed Income - Consumer Staples	—	4,929	—	4,929
Fixed Income - Energy	—	7,350	—	7,350
Fixed Income - Financials	—	28,139	—	28,139
Fixed Income - Industrials	—	6,209	—	6,209
Fixed Income - Information Technology	—	1,190	—	1,190
Fixed Income - Materials	—	8,644	—	8,644
Fixed Income - Mortgage-Backed Security	—	14,159	—	14,159
Fixed Income - Telecommunication Services	—	1,072	—	1,072
Fixed Income - U.S. Government Agency Obligation	—	19,616	—	19,616
Fixed Income - U.S. Government Obligation	—	3,090	—	3,090
Fixed Income - Utilities	—	2,943	—	2,943
Cash & Cash Equivalent - Repurchase Agreement	—	2,473	—	2,473
Cash & Cash Equivalent - Securities Lending Collateral	855	—	—	855
Total	$165,184	$106,336	$—	$271,520

The notes are an integral part of this report.

Transamerica Premier Cash Reserve Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 76.4%
Aerospace & Defense - 3.0%
Honeywell International, Inc.
0.22%, 10/02/2009 - 144A	$1,450	$1,450
Beverages - 5.1%
Coca-Cola Co.
0.26%, 10/06/2009 - 10/19/2009 -144A	2,450	2,450
Chemicals - 1.3%
EI Du Pont de Nemours & Co.
0.16%, 10/05/2009 - 144A	600	600
Commercial Banks - 12.1%
Barclays Bank PLC
0.26%, 11/17/2009	2,000	1,999
Toronto-Dominion Holdings USA, Inc.
0.15%, 11/03/2009 - 144A	1,500	1,500
UBS Finance Delaware LLC
0.21%, 10/21/2009	1,000	1,000
0.25%, 12/03/2009	1,300	1,299
Consumer Finance - 5.0%
Toyota Motor Credit Corp.
0.03%, 10/22/2009	1,300	1,299
0.28%, 11/02/2009	1,100	1,100
Diversified Financial Services - 45.0%
Alpine Securitization
0.20%, 10/09/2009 - 10/14/2009 -144A	2,300	2,300
American Honda Finance Corp.
0.33%, 11/18/2009	1,300	1,299
Bank of America Corp.
0.40%, 12/07/2009	1,150	1,150
CAFCO LLC
0.35%, 10/13/2009 - 144A	2,400	2,400
Caterpillar Financial Services Corp.
0.20%, 11/09/2009	1,900	1,900
General Electric Capital Corp.
0.20%, 10/16/2009	2,000	2,000
Metlife Funding, Inc.
0.18%, 10/28/2009	1,250	1,250
Old Line Funding LLC
0.23%, 12/07/2009 - 144A	1,000	1,000
0.32%, 10/15/2009 - 144A	1,300	1,300
PACCAR Financial Corp.
0.16%, 10/09/2009	2,050	2,050
Rabobank USA Financial Corp.
0.23%, 12/10/2009	1,200	1,199
Ranger Funding Co. LLC
0.23%, 12/08/2009 - 144A	1,300	1,299
Wal-Mart Funding Corp.
0.22%, 10/08/2009 - 144A	2,300	2,300
Health Care Equipment & Supplies - 4.9%
Medtronic, Inc.
0.19%, 10/29/2009 - 144A	2,350	2,350
Total Commercial Paper (cost $36,494)		36,494

CERTIFICATE OF DEPOSIT - 2.3%
Diversified Financial Services - 2.3%
Rabobank Nederland NV N.Y.
0.33%, 10/05/2009	1,100	1,100
Total Certificate of Deposit (cost $1,100)

CORPORATE DEBT SECURITIES - 7.3%
Capital Markets - 4.2%
Goldman Sachs Group, Inc. *
0.52%, 11/16/2009	2,000	2,000
Commercial Banks - 3.1%
Wachovia Corp. *
0.86%, 11/24/2009	1,500	1,501
Total Corporate Debt Securities (cost $3,501)		3,501

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 9.2%
Province of Ontario Canada
0.24%, 10/07/2009	1,300	1,300
0.27%, 10/09/2009	750	750
Province of Quebec Canada
0.18%, 12/15/2009 - 144A	1,500	1,499
0.20%, 10/14/2009 - 144A	850	850
Total Short-Term Foreign Government Obligations (cost $4,399)		4,399

REPURCHASE AGREEMENT - 4.9%
State Street Repurchase Agreement 0.01%, dated 9/30/2009, to be repurchased at $2,329 on 10/01/2009. Collateralized by U.S. Government Obligations, 3.71% - 3.89%, due 03/01/2034 - 04/01/2034, and with a total value of $2,376.	2,329	2,329
Total Repurchase Agreement (cost $2,329)

Total Investment Securities (cost $47,823) #		47,823
Other Assets and Liabilities - Net		(36)

Net Assets		$47,787

The notes are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2009.
#	Aggregate cost for federal income tax purposes is $47,823.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $21,298, or 44.57%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Financials	$—	$3,501	$—	$3,501
Cash & Cash Equivalent - Consumer Staples	—	2,450	—	2,450
Cash & Cash Equivalent - Financials	—	30,744	—	30,744
Cash & Cash Equivalent - Health Care	—	2,350	—	2,350
Cash & Cash Equivalent - Industrials	—	1,450	—	1,450
Cash & Cash Equivalent - Materials	—	600	—	600
Cash & Cash Equivalent - Repurchase Agreement	—	2,329	—	2,329
Cash & Cash Equivalent - Short-Term Foreign Government Obligation	—	4,399	—	4,399
Total	$—	$47,823	$—	$47,823

The notes are an integral part of this report.

2

Transamerica Premier Diversified Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.5%
Boeing Co.	22,500	$1,218
Precision Castparts Corp.	79,200	8,068
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.	40,000	2,310
Expeditors International of Washington, Inc.	58,000	2,039
Auto Components - 6.1%
BorgWarner, Inc.	253,000	7,656
Johnson Controls, Inc.	330,000	8,434
Beverages - 0.9%
PepsiCo, Inc.	40,000	2,346
Capital Markets - 9.3%
BlackRock, Inc. -Class A	39,000	8,456
Charles Schwab Corp.	410,000	7,852
Cohen & Steers, Inc.	120,000	2,880
T. Rowe Price Group, Inc.	112,425	5,138
Chemicals - 8.0%
Ecolab, Inc.	135,000	6,241
Monsanto Co.	44,500	3,444
Nalco Holding Co.	191,630	3,926
Sigma-Aldrich Corp.	135,000	7,288
Commercial Banks - 1.0%
BB&T Corp.	94,690	2,579
Commercial Services & Supplies - 1.5%
Tetra Tech, Inc. ‡	143,700	3,812
Communications Equipment - 1.5%
Qualcomm, Inc.	90,000	4,048
Computers & Peripherals - 8.5%
Apple, Inc. ‡	62,000	11,494
Hewlett-Packard Co.	145,000	6,846
International Business Machines Corp.	35,000	4,186
Construction & Engineering - 1.6%
Jacobs Engineering Group, Inc. ‡	90,000	4,136
Diversified Financial Services - 5.5%
Bank of America Corp.	180,495	3,054
JPMorgan Chase & Co.	225,000	9,859
MSCI, Inc. -Class A ‡	50,000	1,481
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	177,835	5,383
Electrical Equipment - 1.0%
Hubbell, Inc. -Class B	61,120	2,567
Electronic Equipment & Instruments - 1.1%
Tyco Electronics, Ltd.	128,000	2,852
Energy Equipment & Services - 0.8%
Schlumberger, Ltd.	35,000	2,086
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	78,000	4,404
Health Care Equipment & Supplies - 2.3%
Becton Dickinson & Co.	53,800	3,753
Covidien PLC	55,000	2,379
Internet & Catalog Retail - 3.7%
Amazon.com, Inc. ‡	105,000	9,803
Internet Software & Services - 2.5%
Google, Inc. -Class A ‡	13,000	6,446
Leisure Equipment & Products - 1.2%
Hasbro, Inc.	113,300	3,144
Life Sciences Tools & Services - 1.1%
Millipore Corp. ‡	40,000	2,813
Machinery - 7.7%
Caterpillar, Inc.	70,000	3,593
Donaldson Co., Inc.	100,000	3,463
Kennametal, Inc.	320,000	7,875
PACCAR, Inc.	144,300	5,442
Media - 3.7%
Dreamworks Animation SKG, Inc. -Class A ‡	80,000	2,846
Walt Disney Co.	250,000	6,865
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	49,000	3,074
Paper & Forest Products - 2.2%
Weyerhaeuser Co.	160,000	5,864
Real Estate Investment Trusts - 1.5%
Plum Creek Timber Co., Inc.	130,000	3,983
Road & Rail - 1.8%
Burlington Northern Santa Fe Corp.	60,000	4,790
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. -Class A ‡	66,000	2,026
Intel Corp.	255,000	4,990
Software - 6.0%
Activision Blizzard, Inc. ‡	218,000	2,701
Adobe Systems, Inc. ‡	119,000	3,932
Intuit, Inc. ‡	160,000	4,559
Oracle Corp.	215,000	4,481
Textiles, Apparel & Luxury Goods - 2.5%
Nike, Inc. -Class B	100,000	6,470
Trading Companies & Distributors - 2.1%
WW Grainger, Inc.	62,000	5,540
Total Common Stocks (cost $241,532)		256,915

	Principal
REPURCHASE AGREEMENT - 2.6%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $6,709 on 10/01/2009. Collateralized by U.S. Government Obligations, 3.46% - 3.77%, due 03/01/2034, and with a total value of $6,843.	$6,709	6,709
Total Repurchase Agreement (cost $6,709)

Total Investment Securities (cost $248,241) #		263,624
Other Assets and Liabilities - Net		(1,444)

Net Assets		$262,180

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $248,241. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,561 and $13,178, respectively. Net unrealized appreciation for tax purposes is $15,383.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$45,218	$—	$—	$45,218
Equities - Consumer Staples	6,750	—	—	6,750
Equities - Energy	5,160	—	—	5,160
Equities - Financials	45,283	—	—	45,283
Equities - Health Care	8,945	—	—	8,945
Equities - Industrials	54,853	—	—	54,853
Equities - Information Technology	58,560	—	—	58,560
Equities - Materials	26,763	—	—	26,763
Equities - Telecommunication Services	5,383	—	—	5,383
Cash & Cash Equivalent - Repurchase Agreement	—	6,709	—	6,709
Total	$256,915	$6,709	$—	$263,624

The notes are an integral part of this report.

2

Transamerica Premier Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	236,037	$8,297
Auto Components - 7.0%
BorgWarner, Inc.	414,715	12,549
Johnson Controls, Inc.	755,000	19,299
Biotechnology - 3.0%
Gilead Sciences, Inc. ‡	296,095	13,792
Capital Markets - 6.4%
Charles Schwab Corp.	738,000	14,133
T. Rowe Price Group, Inc.	331,239	15,137
Chemicals - 13.5%
Ecolab, Inc.	195,368	9,032
Monsanto Co.	109,160	8,449
Praxair, Inc.	291,000	23,771
Sigma-Aldrich Corp.	369,000	19,919
Commercial Banks - 4.2%
Wells Fargo & Co.	673,000	18,965
Communications Equipment - 7.6%
Cisco Systems, Inc. ‡	546,150	12,856
Qualcomm, Inc.	485,000	21,816
Computers & Peripherals - 9.3%
Apple, Inc. ‡	154,000	28,547
International Business Machines Corp.	112,794	13,491
Construction & Engineering - 2.2%
Jacobs Engineering Group, Inc. ‡	218,191	10,026
Electrical Equipment - 2.9%
Emerson Electric Co.	331,782	13,298
Electronic Equipment & Instruments - 1.7%
Tyco Electronics, Ltd.	338,000	7,531
Energy Equipment & Services - 1.0%
Schlumberger, Ltd.	73,405	4,375
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.	172,235	8,455
Health Care Equipment & Supplies - 3.9%
Becton Dickinson & Co.	100,180	6,988
Varian Medical Systems, Inc. ‡	244,303	10,292
Internet & Catalog Retail - 5.7%
Amazon.com, Inc. ‡	276,000	25,767
Internet Software & Services - 5.2%
Google, Inc. -Class A ‡	47,400	23,503
IT Services - 2.2%
Automatic Data Processing, Inc.	254,415	9,999
Machinery - 5.2%
Caterpillar, Inc.	192,782	9,895
PACCAR, Inc.	360,000	13,575
Media - 2.5%
Walt Disney Co.	417,382	11,461
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	122,000	7,653
EOG Resources, Inc.	88,775	7,414
Pharmaceuticals - 3.2%
Roche Holding AG ADR	112,000	4,547
Teva Pharmaceutical Industries, Ltd. ADR	199,360	10,080
Road & Rail - 3.2%
Union Pacific Corp.	248,651	14,509
Software - 3.0%
Microsoft Corp.	523,170	13,545
Total Common Stocks (cost $433,562)		452,966

	Principal
REPURCHASE AGREEMENT - 0.2%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,111 on 10/01/2009. Collateralized by a U.S. Government Obligation, 3.89%, due 04/01/2034, and with a value of $1,133.	$1,111	1,111
Total Repurchase Agreement (cost $1,111)

Total Investment Securities (cost $434,673) #		454,077
Other Assets and Liabilities - Net		(545)

Net Assets		$453,532

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $434,673. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,681 and $24,277, respectively. Net unrealized appreciation for tax purposes is $19,404.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$69,076	$—	$—	$69,076
Equities - Consumer Staples	8,455	—	—	8,455
Equities - Energy	19,442	—	—	19,442
Equities - Financials	48,236	—	—	48,236
Equities - Health Care	45,699	—	—	45,699
Equities - Industrials	69,600	—	—	69,600
Equities - Information Technology	131,287	—	—	131,287
Equities - Materials	61,171	—	—	61,171
Cash & Cash Equivalent - Repurchase Agreement	—	1,111	—	1,111
Total	$452,966	$1,111	$—	$454,077

The notes are an integral part of this report.

1

Transamerica Premier Focus Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Air Freight & Logistics - 3.0%
CH Robinson Worldwide, Inc.	34,500	$1,992
Biotechnology - 5.3%
Alexion Pharmaceuticals, Inc. ‡	34,600	1,541
Gilead Sciences, Inc. ‡	16,400	764
Human Genome Sciences, Inc. ‡	66,000	1,242
Capital Markets - 2.4%
BlackRock, Inc. -Class A	7,500	1,626
Chemicals - 2.2%
Praxair, Inc.	18,150	1,483
Commercial Banks - 4.0%
SunTrust Banks, Inc.	74,100	1,671
Wintrust Financial Corp. Λ	35,800	1,001
Commercial Services & Supplies - 2.4%
Ritchie Bros. Auctioneers, Inc. Λ	65,500	1,607
Communications Equipment - 10.2%
F5 Networks, Inc. ‡	23,800	943
Palm, Inc. ‡ Λ	122,800	2,140
Qualcomm, Inc.	83,515	3,757
Computers & Peripherals - 7.2%
Apple, Inc. ‡	26,100	4,838
Diversified Consumer Services - 1.9%
Strayer Education, Inc.	5,935	1,292
Diversified Financial Services - 2.7%
JPMorgan Chase & Co.	40,500	1,775
Health Care Equipment & Supplies - 3.5%
Covidien PLC	54,000	2,336
Health Care Providers & Services - 1.7%
Nighthawk Radiology Holdings, Inc. ‡	158,930	1,149
Hotels, Restaurants & Leisure - 1.4%
Peet’s Coffee & Tea, Inc. ‡	34,000	960
Internet & Catalog Retail - 8.0%
Amazon.com, Inc. ‡	37,105	3,464
priceline.com, Inc. ‡	11,000	1,824
Internet Software & Services - 5.1%
Google, Inc. -Class A ‡	6,900	3,421
Machinery - 3.9%
Kennametal, Inc.	42,165	1,038
PACCAR, Inc.	41,845	1,578
Pharmaceuticals - 2.6%
Allergan, Inc.	30,300	1,720
Professional Services - 3.7%
Robert Half International, Inc.	100,045	2,503
Real Estate Investment Trusts - 1.5%
Host Hotels & Resorts, Inc.	87,106	1,025
Road & Rail - 3.0%
Kansas City Southern ‡	32,730	867
Landstar System, Inc.	29,420	1,120
Semiconductors & Semiconductor Equipment - 2.0%
Rovi Corp. ‡	40,120	1,348
Software - 12.5%
Activision Blizzard, Inc. ‡	387,890	4,806
Citrix Systems, Inc. ‡	40,000	1,569
Informatica Corp. ‡	86,800	1,960
Textiles, Apparel & Luxury Goods - 1.8%
Nike, Inc. -Class B	18,700	1,210
Trading Companies & Distributors - 1.1%
GATX Corp.	25,285	707
Wireless Telecommunication Services - 1.9%
Sprint Nextel Corp. ‡	330,000	1,303
Total Common Stocks (cost $51,231)		63,580

Principal
REPURCHASE AGREEMENT - 5.1%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $3,390 on 10/01/2009. Collateralized by U.S. Government Obligations, 2.84% - 3.89%, due 04/01/2034, and with a total value of $3,458.	$3,390	3,390
Total Repurchase Agreement (cost $3,390)

	Shares
SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	2,274,209	2,274
Total Securities Lending Collateral (cost $2,274)

Total Investment Securities (cost $56,895) #		69,244
Other Assets and Liabilities - Net		(2,355)

Net Assets		$66,889

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,207.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $56,895. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,366 and $2,017, respectively. Net unrealized appreciation for tax purposes is $12,349.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$8,750	$—	$—	$8,750
Equities - Financials	7,098	—	—	7,098
Equities - Health Care	8,752	—	—	8,752
Equities - Industrials	11,412	—	—	11,412
Equities - Information Technology	24,783	—	—	24,783
Equities - Materials	1,482	—	—	1,482
Equities - Telecommunication Services	1,303	—	—	1,303
Cash & Cash Equivalent - Securities Lending Collateral	2,274	—	—	2,274
Cash & Cash Equivalent - Repurchase Agreement	—	3,390	—	3,390
Total	$65,854	$3,390	$—	$69,244

The notes are an integral part of this report.

2

Transamerica Premier Growth Opportunities Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 4.3%
Precision Castparts Corp.	41,000	$4,177
Air Freight & Logistics - 2.2%
CH Robinson Worldwide, Inc.	37,025	2,138
Auto Components - 4.7%
BorgWarner, Inc.	109,700	3,320
Johnson Controls, Inc.	49,900	1,275
Biotechnology - 0.6%
Onyx Pharmaceuticals, Inc. ‡	20,400	611
Capital Markets - 6.6%
Cohen & Steers, Inc. Λ	35,105	843
Greenhill & Co., Inc. Λ	36,260	3,247
T. Rowe Price Group, Inc.	51,177	2,339
Chemicals - 1.5%
Ecolab, Inc.	31,635	1,462
Commercial Banks - 2.7%
City National Corp. Λ	55,340	2,154
Marshall & Ilsley Corp.	56,100	453
Communications Equipment - 6.7%
Juniper Networks, Inc. ‡	42,600	1,151
Palm, Inc. ‡ Λ	178,900	3,118
Polycom, Inc. ‡	84,300	2,255
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. ‡	22,640	1,040
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	22,600	2,081
Diversified Consumer Services - 1.8%
Strayer Education, Inc.	8,055	1,753
Diversified Financial Services - 3.1%
MSCI, Inc. -Class A ‡	100,875	2,988
Electrical Equipment - 2.4%
Cooper Industries PLC -Class A	61,600	2,314
Energy Equipment & Services - 1.2%
Core Laboratories NV	11,540	1,190
Health Care Equipment & Supplies - 5.3%
Idexx Laboratories, Inc. ‡	30,300	1,515
Intuitive Surgical, Inc. ‡	8,960	2,351
Masimo Corp. ‡	48,395	1,268
Health Care Technology - 1.1%
Cerner Corp. ‡	13,985	1,046
Internet & Catalog Retail - 3.6%
priceline.com, Inc. ‡	21,010	3,484
Life Sciences Tools & Services - 2.2%
Covance, Inc. ‡	23,700	1,283
Techne Corp.	12,870	805
Machinery - 8.2%
Donaldson Co., Inc.	21,310	738
Kennametal, Inc.	159,920	3,937
PACCAR, Inc.	86,500	3,262
Media - 1.3%
Dreamworks Animation SKG, Inc. -Class A ‡	34,100	1,213
Oil, Gas & Consumable Fuels - 2.4%
Range Resources Corp.	47,100	2,325
Pharmaceuticals - 1.0%
Allergan, Inc.	17,800	1,010
Professional Services - 2.6%
Robert Half International, Inc.	99,450	2,488
Real Estate Management & Development - 1.8%
St. Joe Co. ‡	60,400	1,759
Road & Rail - 2.2%
Kansas City Southern ‡	79,500	2,106
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp. -Class A ‡	30,960	950
Rovi Corp. ‡	41,860	1,407
Software - 12.0%
Activision Blizzard, Inc. ‡	260,800	3,232
Adobe Systems, Inc. ‡	48,000	1,586
Informatica Corp. ‡	83,500	1,885
Intuit, Inc. ‡	64,295	1,832
Quality Systems, Inc. Λ	16,000	985
Salesforce.com, Inc. ‡	35,400	2,015
Specialty Retail - 7.7%
Gap, Inc.	126,900	2,716
Guess?, Inc.	126,800	4,696
Textiles, Apparel & Luxury Goods - 2.7%
Carter’s, Inc. ‡	73,600	1,965
Under Armour, Inc. -Class A ‡ Λ	23,770	662
Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	16,172	1,445
Total Common Stocks (cost $82,724)		95,875

Principal
REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $1,371 on 10/01/2009. Collateralized by a U.S. Government Obligation, 3.89%, due 04/01/2034, and with a value of $1,399.	$1,371	1,371
Total Repurchase Agreement (cost $1,371)

	Shares
SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	4,329,906	4,330
Total Securities Lending Collateral (cost $4,330)

Total Investment Securities (cost $88,425) #		101,576
Other Assets and Liabilities - Net		(4,706)

Net Assets		$96,870

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $4,213.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $88,425. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,498 and $2,347, respectively. Net unrealized appreciation for tax purposes is $13,151.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$21,084	$—	$—	$21,084
Equities - Energy	3,515	—	—	3,515
Equities - Financials	13,783	—	—	13,783
Equities - Health Care	9,889	—	—	9,889
Equities - Industrials	25,725	—	—	25,725
Equities - Information Technology	20,416	—	—	20,416
Equities - Materials	1,463	—	—	1,463
Cash & Cash Equivalent - Securities Lending Collateral	4,330	—	—	4,330
Cash & Cash Equivalent - Repurchase Agreement	—	1,371	—	1,371
Total	$100,205	$1,371	$—	$101,576

The notes are an integral part of this report.

2

Transamerica Premier High Yield Bond Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 89.6%
Aerospace & Defense - 0.8%
Transdigm, Inc.
7.75%, 07/15/2014	$750	$744
Auto Components - 1.1%
Goodyear Tire & Rubber Co.
10.50%, 05/15/2016	1,000	1,085
Beverages - 0.5%
Beverages & More, Inc.
9.25%, 03/01/2012 -144A	500	470
Biotechnology - 1.0%
FMC Finance III SA
6.88%, 07/15/2017	1,000	970
Chemicals - 1.8%
Hexion US Finance Corp.
9.75%, 11/15/2014	1,000	860
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 Ђ	230	178
Nalco Co.
8.25%, 05/15/2017 -144A	690	725
Commercial Services & Supplies - 2.1%
Iron Mountain, Inc.
7.75%, 01/15/2015	1,000	1,008
Protection One Alarm Monitoring, Inc.
12.00%, 11/15/2011	1,000	1,009
Construction Materials - 1.0%
Texas Industries, Inc.
7.25%, 07/15/2013	1,000	960
Consumer Finance - 2.1%
Cardtronics, Inc.
9.25%, 08/15/2013	1,000	1,008
Ford Motor Credit Co. LLC
7.88%, 06/15/2010	1,000	1,004
Containers & Packaging - 3.5%
Graham Packaging Co., Inc.
9.88%, 10/15/2014	1,000	1,028
Graphic Packaging International, Inc.
9.50%, 08/15/2013	2,000	2,060
Solo Cup Co.
10.50%, 11/01/2013 -144A	250	265
Diversified Consumer Services - 1.1%
Education Management LLC
8.75%, 06/01/2014	1,000	1,060
Diversified Financial Services - 7.1%
Bank of America Corp.
8.00%, 01/30/2018 Ž	1,500	1,334
Firekeepers Development Authority
13.88%, 05/01/2015 -144A	700	744
GMAC, Inc.
6.88%, 09/15/2011 -144A	2,250	2,125
Icahn Enterprises, LP
8.13%, 06/01/2012	1,000	991
Kar Holdings, Inc.
10.00%, 05/01/2015	1,000	1,005
Sensus Metering Systems, Inc.
8.63%, 12/15/2013	600	594
Diversified Telecommunication Services - 1.7%
Intelsat Jackson Holdings, Ltd.
11.25%, 06/15/2016	1,000	1,070
Millicom International Cellular SA
10.00%, 12/01/2013	500	519
Electric Utilities - 0.6%
Energy Future Holdings Corp.
10.88%, 11/01/2017 Ђ	725	547
Electrical Equipment - 1.5%
Belden, Inc.
7.00%, 03/15/2017	1,000	951
9.25%, 06/15/2019 -144A	500	520
Food & Staples Retailing - 3.3%
Ingles Markets, Inc.
8.88%, 05/15/2017	1,155	1,183
New Albertsons, Inc.
7.25%, 05/01/2013	1,000	1,005
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	1,000	1,005
Food Products - 3.4%
Dole Food Co., Inc.
13.88%, 03/15/2014 -144A	1,000	1,173
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	1,000	1,028
Michael Foods, Inc.
8.00%, 11/15/2013	1,000	1,015
Health Care Equipment & Supplies - 0.6%
Biomet, Inc.
10.00%, 10/15/2017	500	533
Health Care Providers & Services - 2.1%
Community Health Systems, Inc.
8.88%, 07/15/2015	1,000	1,025
HCA, Inc.
9.88%, 02/15/2017 -144A	1,000	1,060
Hotels, Restaurants & Leisure - 7.8%
Carrols Corp.
9.00%, 01/15/2013	1,000	1,000
Harrahs Operating Escrow LLC
11.25%, 06/01/2017 -144A	1,000	1,028
MGM Mirage, Inc.
8.38%, 02/01/2011 Λ	1,150	1,063
11.13%, 11/15/2017 -144A	500	546
Pinnacle Entertainment, Inc.
8.63%, 08/01/2017 -144A	250	251
Pokagon Gaming Authority
10.38%, 06/15/2014 -144A	250	260
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	1,000	953
San Pasqual Casino
8.00%, 09/15/2013 -144A	250	241
Scientific Games International, Inc.
9.25%, 06/15/2019 -144A	500	520
Station Casinos, Inc.
6.63%, 03/15/2018 Џ	1,000	35
WMG Acquisition Corp.
9.50%, 06/15/2016 -144A	250	264
Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014 Λ	1,500	1,428
Household Durables - 2.2%
Lennar Corp.
5.60%, 05/31/2015	1,000	923
12.25%, 06/01/2017	1,000	1,216
Household Products - 0.7%
Sealy Mattress Co.
8.25%, 06/15/2014	750	694

The notes are an integral part of this report.

1

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Independent Power Producers & Energy Traders - 1.0%
AES Corp.
8.00%, 10/15/2017	$1,000	$1,007
Industrial Conglomerates - 0.9%
Susser Holdings LLC
10.63%, 12/15/2013	852	880
Machinery - 2.8%
Allison Transmission, Inc.
11.00%, 11/01/2015 -144A	1,000	979
Polypore, Inc.
8.75%, 05/15/2012	800	780
Titan International, Inc.
8.00%, 01/15/2012	1,000	968
Media - 2.1%
Kabel Deutschland GmbH
10.63%, 07/01/2014	1,000	1,053
Lamar Media Corp.
6.63%, 08/15/2015	1,000	930
Metals & Mining - 6.4%
Algoma Acquisition Corp.
9.88%, 06/15/2015 -144A	1,000	840
FMG Finance Property, Ltd.
10.63%, 09/01/2016 -144A	1,000	1,108
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/2017	1,000	1,064
Steel Dynamics, Inc.
7.38%, 11/01/2012	650	657
Teck Resources, Ltd.
6.13%, 10/01/2035	1,500	1,274
10.75%, 05/15/2019	1,000	1,162
Multiline Retail - 1.7%
Dollar General Corp.
10.63%, 07/15/2015	1,000	1,105
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	500	487
Oil, Gas & Consumable Fuels - 11.3%
Arch Coal, Inc.
8.75%, 08/01/2016 -144A	250	258
Berry Petroleum Co.
10.25%, 06/01/2014	1,000	1,068
Denbury Resources, Inc.
9.75%, 03/01/2016	500	531
Drummond Co., Inc.
7.38%, 02/15/2016 -144A	1,000	880
Dynegy Holdings, Inc.
7.75%, 06/01/2019	1,000	853
Edison Mission Energy
7.20%, 05/15/2019	1,500	1,214
Enterprise Products Operating, LP
8.38%, 08/01/2066 ■	1,000	935
Forest Oil Corp.
8.50%, 02/15/2014 -144A	1,500	1,510
Markwest Energy Partners, LP
8.50%, 07/15/2016	1,000	990
Opti Canada, Inc.
8.25%, 12/15/2014	1,500	1,163
PetroHawk Energy Corp.
9.13%, 07/15/2013	1,000	1,028
Petroleum Development Corp.
12.00%, 02/15/2018	500	493
Paper & Forest Products - 3.4%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 -144A	2,000	1,220
Exopack Holding, Inc.
11.25%, 02/01/2014	2,000	1,975
Pipelines - 1.0%
Regency Energy Partners
9.38%, 06/01/2016 -144A	900	936
Professional Services - 0.8%
FTI Consulting, Inc.
7.75%, 10/01/2016	750	746
Real Estate Investment Trusts - 1.0%
Host Hotels & Resorts, LP
6.38%, 03/15/2015	1,000	948
Road & Rail - 2.5%
Hertz Corp.
10.50%, 01/01/2016	1,000	1,040
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/2013	250	243
12.50%, 04/01/2016 -144A	1,000	1,105
Software - 1.0%
First Data Corp.
9.88%, 09/24/2015	1,000	924
Specialty Retail - 4.5%
Group 1 Automotive, Inc.
8.25%, 08/15/2013	1,000	990
Michaels Stores, Inc.
11.38%, 11/01/2016 Λ	1,450	1,355
Penske Auto Group, Inc.
7.75%, 12/15/2016	1,000	923
Sally Holdings LLC
9.25%, 11/15/2014	1,000	1,034
Textiles, Apparel & Luxury Goods - 1.2%
Quiksilver, Inc.
6.88%, 04/15/2015	1,500	1,121
Wireless Telecommunication Services - 2.0%
MetroPCS Wireless, Inc.
9.25%, 11/01/2014	1,000	1,022
Nextel Communications, Inc.
7.38%, 08/01/2015	1,000	898
Total Corporate Debt Securities (cost $79,001)		85,980

	Shares
CONVERTIBLE PREFERRED STOCKS - 1.3%
Diversified Financial Services - 1.1%
Vale Capital, Ltd. 5.50% ▲	23,200	1,067
Road & Rail - 0.2%
Kansas City Southern 5.13% ▲	210	219
Total Convertible Preferred Stocks (cost $1,181)		1,286

	Principal
CONVERTIBLE BONDS - 3.9%
Diversified Telecommunication Services - 0.9%
Lucent Technologies, Inc.
2.88%, 06/15/2023 Ђ	$850	836
Metals & Mining - 1.2%
Steel Dynamics, Inc.
5.13%, 06/15/2014	1,000	1,180

The notes are an integral part of this report.

2

	Principal	Value
Oil, Gas & Consumable Fuels - 0.9%
Quicksilver Resources, Inc.
1.88%, 11/01/2024	$750	$849
Software - 0.4%
Symantec Corp.
0.75%, 06/15/2011	400	422
Wireless Telecommunication Services - 0.5%
SBA Communications Corp.
1.88%, 05/01/2013	500	462
Total Convertible Bonds (cost $3,324)		3,749

REPURCHASE AGREEMENT - 2.9%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $2,810 on 10/01/2009. Collateralized by a U.S. Government Obligation, 2.84%, due 04/01/2034, and with a value of $2,867.	2,810	2,810
Total Repurchase Agreement (cost $2,810)

	Shares
SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.35% ▲	1,715,428	1,715
Total Securities Lending Collateral (cost $1,715)

Total Investment Securities (cost $88,031) #		95,540
Other Assets and Liabilities - Net		506

Net Assets		$96,046

NOTES TO SCHEDULE OF INVESTMENTS:

Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $1,680.
Џ	In default.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2009.
▲	Rate shown reflects the yield at 09/30/2009.
#

Aggregate cost for federal income tax purposes is $88,031. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,276 and $1,767, respectively. Net unrealized appreciation for tax purposes is $7,509.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2009, these securities aggregated $20,056, or 20.88%, of the Fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$1,067	$—	$—	$1,067
Equities - Industrials	219	—	—	219
Fixed Income - Consumer Discretionary	—	21,805	—	21,805
Fixed Income - Consumer Staples	—	7,650	—	7,650
Fixed Income - Energy	—	12,708	—	12,708
Fixed Income - Financials	—	9,753	—	9,753
Fixed Income - Health Care	—	3,587	—	3,587
Fixed Income - Industrials	—	12,309	—	12,309
Fixed Income - Information Technology	—	1,346	—	1,346
Fixed Income - Materials	—	14,210	—	14,210
Fixed Income - Telecommunication Services	—	4,807	—	4,807
Fixed Income - Utilities	—	1,554	—	1,554
Cash & Cash Equivalent - Repurchase Agreement	—	2,810	—	2,810
Cash & Cash Equivalent - Securities Lending Collateral	1,715	—	—	1,715
Total	$3,001	$92,539	$—	$95,540

The notes are an integral part of this report.

3

Transamerica Premier Institutional Diversified Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 3.6%
Boeing Co.	168	$9
Precision Castparts Corp.	636	65
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.	330	19
Expeditors International of Washington, Inc.	442	16
Auto Components - 6.0%
BorgWarner, Inc.	1,885	57
Johnson Controls, Inc.	2,550	65
Beverages - 1.0%
PepsiCo, Inc.	340	20
Capital Markets - 8.6%
BlackRock, Inc. -Class A	330	73
Charles Schwab Corp.	3,210	61
T. Rowe Price Group, Inc.	885	40
Chemicals - 8.1%
Ecolab, Inc.	980	45
Monsanto Co.	360	28
Nalco Holding Co.	1,535	31
Sigma-Aldrich Corp.	1,110	60
Commercial Banks - 1.0%
BB&T Corp.	740	20
Commercial Services & Supplies - 1.5%
Tetra Tech, Inc. ‡	1,130	30
Communications Equipment - 1.7%
Qualcomm, Inc.	775	35
Computers & Peripherals - 8.9%
Apple, Inc. ‡	508	95
Hewlett-Packard Co.	1,173	55
International Business Machines Corp.	255	31
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. ‡	675	31
Diversified Financial Services - 5.1%
Bank of America Corp.	1,366	23
JPMorgan Chase & Co.	1,840	81
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	1,396	42
Electrical Equipment - 1.0%
Hubbell, Inc. -Class B	480	20
Electronic Equipment & Instruments - 1.1%
Tyco Electronics, Ltd.	1,030	23
Energy Equipment & Services - 0.8%
Schlumberger, Ltd.	275	16
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	574	32
Health Care Equipment & Supplies - 2.4%
Becton Dickinson & Co.	424	30
Covidien PLC	442	19
Internet & Catalog Retail - 3.7%
Amazon.com, Inc. ‡	812	76
Internet Software & Services - 2.5%
Google, Inc. -Class A ‡	102	51
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	843	23
Life Sciences Tools & Services - 1.1%
Millipore Corp. ‡	330	23
Machinery - 8.1%
Caterpillar, Inc.	543	28
Donaldson Co., Inc.	885	31
Kennametal, Inc.	2,550	62
PACCAR, Inc.	1,160	43
Media - 3.8%
Dreamworks Animation SKG, Inc. -Class A ‡	612	22
Walt Disney Co.	1,995	55
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	445	28
Paper & Forest Products - 2.6%
Weyerhaeuser Co.	1,440	53
Real Estate Investment Trusts - 1.6%
Plum Creek Timber Co., Inc.	1,082	33
Road & Rail - 2.2%
Burlington Northern Santa Fe Corp.	545	44
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Corp. -Class A ‡	515	16
Intel Corp.	2,105	41
Software - 6.0%
Activision Blizzard, Inc. ‡	1,716	21
Adobe Systems, Inc. ‡	930	31
Intuit, Inc. ‡	1,330	38
Oracle Corp.	1,605	33
Textiles, Apparel & Luxury Goods - 2.5%
Nike, Inc. -Class B	775	50
Trading Companies & Distributors - 2.2%
WW Grainger, Inc.	500	45
Total Common Stocks (cost $1,765)		2,019

	Principal
REPURCHASE AGREEMENT - 2.3%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $47 on 10/01/2009. Collateralized by a U.S. Government Obligation, 3.89%, due 04/01/2034, and with a value of $49.	$47	47
Total Repurchase Agreement (cost $47)
Total Investment Securities (cost $1,812) #		2,066
Other Assets and Liabilities - Net		(33)
Net Assets		$2,033

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,812. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $265 and $11, respectively. Net unrealized appreciation for tax purposes is $254.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$348	$—	$—	$348
Equities - Consumer Staples	53	—	—	53
Equities - Energy	44	—	—	44
Equities - Financials	331	—	—	331
Equities - Health Care	72	—	—	72
Equities - Industrials	443	—	—	443
Equities - Information Technology	469	—	—	469
Equities - Materials	217	—	—	217
Equities - Telecommunication Services	42	—	—	42
Cash & Cash Equivalent - Repurchase Agreement	—	47	—	47
Total	$2,019	$47	$—	$2,066

The notes are an integral part of this report.

2

Transamerica Premier Institutional Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	42,109	$1,480
Auto Components - 6.7%
BorgWarner, Inc.	68,500	2,073
Johnson Controls, Inc.	130,000	3,323
Biotechnology - 3.0%
Gilead Sciences, Inc. ‡	52,825	2,461
Capital Markets - 6.7%
Charles Schwab Corp.	138,560	2,653
T. Rowe Price Group, Inc.	60,000	2,743
Chemicals - 13.8%
Ecolab, Inc.	40,000	1,849
Monsanto Co.	20,070	1,553
Praxair, Inc.	52,000	4,248
Sigma-Aldrich Corp.	65,800	3,552
Commercial Banks - 4.3%
Wells Fargo & Co.	124,500	3,508
Communications Equipment - 7.7%
Cisco Systems, Inc. ‡	100,000	2,354
Qualcomm, Inc.	86,100	3,873
Computers & Peripherals - 9.0%
Apple, Inc. ‡	27,500	5,097
International Business Machines Corp.	18,110	2,166
Construction & Engineering - 2.2%
Jacobs Engineering Group, Inc. ‡	38,925	1,789
Electrical Equipment - 3.1%
Emerson Electric Co.	62,185	2,492
Electronic Equipment & Instruments - 1.8%
Tyco Electronics, Ltd.	66,825	1,489
Energy Equipment & Services - 1.0%
Schlumberger, Ltd.	13,095	780
Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	28,655	1,407
Health Care Equipment & Supplies - 3.6%
Becton Dickinson & Co.	18,420	1,285
Varian Medical Systems, Inc. ‡	40,020	1,685
Internet & Catalog Retail - 5.8%
Amazon.com, Inc. ‡	50,800	4,743
Internet Software & Services - 5.3%
Google, Inc. -Class A ‡	8,700	4,314
IT Services - 2.4%
Automatic Data Processing, Inc.	50,620	1,989
Machinery - 4.9%
Caterpillar, Inc.	30,920	1,587
PACCAR, Inc.	64,000	2,413
Media - 2.2%
Walt Disney Co.	66,000	1,812
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	15,000	941
EOG Resources, Inc.	16,335	1,365
Pharmaceuticals - 3.3%
Roche Holding AG ADR	21,000	853
Teva Pharmaceutical Industries, Ltd. ADR	35,565	1,798
Road & Rail - 3.0%
Union Pacific Corp.	42,000	2,451
Software - 3.1%
Microsoft Corp.	96,555	2,500
Total Common Stocks (cost $77,851)		80,626

	Principal
REPURCHASE AGREEMENT - 0.7%
State Street Repurchase Agreement 0.01%, dated 09/30/2009, to be repurchased at $554 on 10/01/2009. Collateralized by a U.S. Government Obligation, 3.89%, due 04/01/2034, and with a value of $566.	$554	$554
Total Repurchase Agreement (cost $554)
Total Investment Securities (cost $78,405) #		81,180
Other Assets and Liabilities - Net		107
Net Assets		$81,287

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $78,405. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,625 and $4,850, respectively. Net unrealized appreciation for tax purposes is $2,775.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$11,951	$—	$—	$11,951
Equities - Consumer Staples	1,407	—	—	1,407
Equities - Energy	3,086	—	—	3,086
Equities - Financials	8,904	—	—	8,904
Equities - Health Care	8,082	—	—	8,082
Equities - Industrials	12,212	—	—	12,212
Equities - Information Technology	23,782	—	—	23,782
Equities - Materials	11,202	—	—	11,202
Cash & Cash Equivalent - Repurchase Agreement	—	554	—	554
Total	$80,626	$554	$—	$81,180

The notes are an integral part of this report.

2

Notes to Schedules of Investments

At September 30, 2009

(unaudited)

Security valuations: Transamerica Premier Funds (the “Funds”) value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market value.

As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), Transamerica Premier Cash Reserve Fund values its securities at amortized cost, which with accrued interest approximates fair value.

Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s Valuation Committee, under the supervision of the Funds’ Board of Directors.

The Funds are subject to the provisions under the FASB Accounting Standards codification, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under ASC 820 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit  risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The aggregate value by input level, at September 30, 2009, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Fund’s Schedule of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REIT’s. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Repurchase agreements: The Funds may enter into repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Funds may lend securities to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received may be invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2009, are shown in the Schedules of Investments.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

1

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INVESTORS, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 30, 2009

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	November 30, 2009